LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Loss attributed to ordinary shares	$ (24,352)	$ (15,841)	$ (14,400)
Number of shares used in basic calculation	89,970,713	56,144,727	51,406,434
Basic and diluted loss per ordinary share	$ (0.27)	$ (0.28)	$ (0.28)